Other non-current assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Assets, Noncurrent Disclosure [Abstract]
Deferred charges – long-term portion	$ 70.8	$ 2.3
Mobilization revenue receivable - long-term portion	150.6	43.7
Favorable contract – long-term portion	225.6	0
Total other non-current assets	$ 447.0	$ 46.0